Deposits for Rental Vehicles	12 Months Ended
Dec. 31, 2019
Deposits for Rental Vehicles [Abstract]
Deposits for rental vehicles

Note 5 – Deposits for rental vehicles

Deposits for rental vehicles consist of the following:

	December 31, 2019	December 31, 2018

Deposits for rental vehicles	3,246,277	2,482,592
Total	$3,246,277	$2,482,592

The delivery of the vehicles was delayed due to the policy change in PRC regarding vehicle emission standard change. The deposits for rental vehicles are for developing the Company's car rental business expected to occur in fiscal 2020.